CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 23,599	$ 16,930
Restricted deposits	1,200	23,183
Short-term bank deposits	47,225	5,557
Available-for-sale marketable securities	27,178	61,012
Trade receivables (net of allowance for credit losses of $ 2,309 and $ 1,867 at December 31, 2020 and 2019, respectively)	20,685	29,008
Other receivables and prepaid expenses	14,205	6,528
Inventories	12,586	10,668
Total current assets	146,678	152,886
NON-CURRENT ASSETS:
Restricted deposits	0	10,913
Long-term bank deposits	215	0
Severance pay fund	434	387
Operating lease right-of-use assets	4,458	6,368
Deferred taxes	420	517
Other assets	2,975	926
Property and equipment, net	11,993	8,135
Intangible assets, net	2,744	3,354
Goodwill	31,683	31,683
Total non-current assets	54,922	62,283
Total assets	201,600	215,169
CURRENT LIABILITIES:
Trade payables	2,092	11,676
Employees and payroll accruals	14,138	12,041
Deferred revenues	26,658	36,360
Short-term operating lease liabilities	2,813	3,151
Other payables and accrued expenses	13,161	10,214
Total current liabilities	58,862	73,442
LONG-TERM LIABILITIES:
Deferred revenues	9,782	5,262
Long-term operating lease liabilities	1,835	3,820
Accrued severance pay	969	794
Total long-term liabilities	12,586	9,876
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2020 and 2019; Issued: 36,198,638 and 35,336,728 shares at December 31, 2020 and 2019, respectively; Outstanding: 35,382,638 and 34,520,728 shares at December 31, 2020 and 2019, respectively	896	871
Additional paid-in capital	283,065	276,112
Treasury stock at cost - 816,000 shares at December 31, 2020 and 2019.	(3,998)	(3,998)
Accumulated other comprehensive income (loss)	146	(525)
Accumulated deficit	(149,957)	(140,609)
Total shareholders' equity	130,152	131,851
Total liabilities and shareholders' equity	$ 201,600	$ 215,169